United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Global Equity Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 99.2%
		Brazil – 6.2%
6,000		Banco Do Brasil SA	96,608
1,800		BRF-Brasil Foods SA, ADR	37,638
1,300		CIELO SA	46,315
1,800		Companhia de Bebidas das Americas (AmBev), ADR	72,018
3,600		Companhia Energetica de Minas Gerais, ADR	82,188
3,400		Itau Unibanco Holding SA, ADR	71,570
3,200		Petroleo Brasileiro SA, ADR	91,168
4,000		Raia Drogasil SA	38,946
1,200		Tim Participacoes SA, ADR	36,060
4,000		Vale SA, ADR	98,320
		TOTAL	670,831
		Germany – 11.7%
1,300		Allianz SE	157,663
1,500		BASF SE	131,698
300		Bayerische Motoren Werke AG	27,750
1,100		Bilfinger Berger AG	107,717
700	[1]	Continental AG	63,725
2,100		Daimler AG	127,008
2,400		Deutsche Lufthansa AG	33,318
3,000		Deutsche Telekom AG, Class REG	35,013
550		Fresenius SE & Co KGaA	56,863
600		Hannover Rueckversicherung AG	33,306
600		MAN SE	69,147
1,200		MTU Aero Engines GmbH	91,401
700		Muenchener Rueckversicherungs-Gesellschaft AG	102,074
1,800		Siemens AG	179,525
1,600		Suedzucker AG	46,354
		TOTAL	1,262,562
		Indonesia – 4.5%
75,500		Perusahaan Gas Negara PT	31,389
120,000		PT Aneka Tambang Tbk	26,075
11,500		PT Astra International	90,330
48,000		PT Bank Mandiri	34,324
102,559		PT Bank Negara Indonesia	42,922
70,000		PT Bank Rakyat Indonesia	53,548
49,000		PT Indofood Sukses Makmur	27,705
100,000		PT International Nickel Indonesia Tbk (INCO)	40,188
9,000		PT Tambang Batubara Bukit Asam Tbk	20,704
24,000		PT Unilever Indonesia Tbk	51,219
21,303		PT United Tractors	68,491
		TOTAL	486,895
		Japan – 4.1%
12,000		Asahi Kasei Corp.	76,024
2,500		Chugai Pharmaceutical Co. Ltd.	40,903
3,200		Daiichi Sankyo Co. Ltd.	58,772
11,000		Kaneka Corp.	63,194
1

Shares			Value in U.S. Dollars
11,000		Mitsubishi Chemical Holdings Corp.	63,329
6,400		Sumitomo Electric Industries	83,218
1,200		Takeda Pharmaceutical Co. Ltd.	54,176
		TOTAL	439,616
		Mexico – 6.8%
3,500		Alfa, S.A. de C.V., Class A	46,867
6,000		America Movil S.A.B. de C.V., Class L, ADR	143,640
2,000		Fomento Economico Mexicano, SA de C.V., ADR	147,200
27,100		Grupo Financiero Banorte S.A. de C.V.	109,740
1,700		Grupo Televisa S.A., GDR	36,261
1,250		Industrias Penoles S.A.	61,618
42,107		Nuevo Grupo Mexico SA, Class B	132,638
19,100		Wal-Mart de Mexico SAB de CV	59,451
		TOTAL	737,415
		Norway – 9.0%
9,200		DnB NOR Bank ASA	118,098
2,400		Fred Olsen Energy ASA	100,905
4,200		Seadrill Ltd.	174,105
7,600		Statoil ASA	217,555
3,300		Statoil Fuel & Retail ASA	21,550
3,400		Subsea 7 SA	81,694
5,800		Telenor ASA	107,192
3,100		Yara International ASA	152,022
		TOTAL	973,121
		South Korea – 7.4%
150		Hyundai Heavy	45,521
750		Hyundai Motor Co.	144,808
2,200		Kia Motors Corp.	139,033
280		Samsung Electronics Co.	301,844
1,400		Samsung Heavy Industries	50,995
380		Samsung SDI Co. Ltd.	46,875
400		SK Innovation Co. Ltd.	66,325
		TOTAL	795,401
		United Kingdom – 5.9%
2,900		AstraZeneca PLC, ADR	130,181
1,000		Diageo PLC, ADR	95,560
8,097		HSBC Holdings PLC	71,531
15,000		Kingfisher PLC	67,795
2,400		Rio Tinto PLC, ADR	136,632
21		Royal Dutch Shell PLC	1,535
1,850		Royal Dutch Shell PLC, Class B, ADR	137,418
		TOTAL	640,652
		United States – 43.6%
2,050		Accenture PLC	122,057
6,700		Activision Blizzard, Inc.	80,065
9,000	[1]	AES Corp.	122,040
200	[1]	Apple, Inc.	108,488
2,500		Automatic Data Processing, Inc.	135,800
5,500		CenterPoint Energy, Inc.	107,195
4,000		Cisco Systems, Inc.	79,520
2

Shares			Value in U.S. Dollars
900		Coach, Inc.	67,356
1,500		ConocoPhillips	114,825
6,400	[1]	Dell, Inc.	110,720
1,000		Diamond Offshore Drilling, Inc.	68,470
6,900		Discover Financial Services	207,069
5,400		DISH Network Corp., Class A	157,518
5,000		Duke Energy Corp.	104,600
1,900		Exxon Mobil Corp.	164,350
3,700	[1]	Forest Laboratories, Inc., Class A	120,324
1,800		Freeport-McMoran Copper & Gold, Inc.	76,608
10,400		General Electric Co.	198,120
3,900	[1]	Gilead Sciences, Inc.	177,450
2,000		HollyFrontier Corp.	65,260
300		IBM Corp.	59,019
2,350		Joy Global, Inc.	204,356
6,500		KBR, Inc.	236,080
3,500		Kroger Co.	83,265
1,000	[1]	Lululemon Athletica Inc.	67,020
8,000		Microsoft Corp.	253,920
1,400		National-Oilwell, Inc.	115,542
1,100		Nike, Inc., Class B	118,712
6,700		Pfizer, Inc.	141,370
700	[1]	Sandisk Corp.	34,622
2,300		Scripps Networks Interactive	103,960
1,000		TE Connectivity Ltd.	36,550
1,400		TJX Cos., Inc.	51,254
1,255		United Technologies Corp.	105,257
5,300		Valero Energy Corp.	129,797
3,600		Viacom, Inc., Class B	171,432
3,400		Wal-Mart Stores, Inc.	200,872
600	[1]	Waters Corp.	53,760
1,500	[1]	Western Digital Corp.	58,875
5,200		Western Union Co.	90,844
		TOTAL	4,704,342
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,921,596)	10,710,835
		MUTUAL FUND – 0.0%
1,443	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,443
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $9,923,039)[4]	10,712,278
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	80,241
		TOTAL NET ASSETS — 100%	$10,792,519

3

At February 29, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/9/2012	232,175 GBP	$360,062	$369,342	$9,280
3/9/2012	29,017 CAD	$28,948	$29,320	$372
3/9/2012	12,132 CAD	$12,103	$12,259	$156
3/9/2012	28,851 CAD	$28,817	$29,153	$336
3/9/2012	199,700 CAD	$195,258	$201,788	$6,530
3/9/2012	99,800 CAD	$97,834	$100,844	$3,010
3/9/2012	98,610 CAD	$96,890	$99,641	$2,751
3/9/2012	542,800 NOK	$97,449	$97,074	$(375)
3/9/2012	410,700 NZD	$311,454	$342,491	$31,037
5/2/2012	714,850 SEK	$108,222	$107,763	$(459)
Contracts Sold:
3/9/2012	38,300 GBP	$58,743	$60,927	$(2,184)
3/9/2012	22,780,500 JPY	$293,745	$280,259	$13,487
3/9/2012	15,807,204 JPY	$206,064	$194,469	$11,595
3/9/2012	596,800 NOK	$98,457	$106,731	$(8,274)
3/9/2012	1,158,620 NOK	$199,700	$207,207	$(7,507)
4/17/2012	406,300 EUR	$521,051	$541,427	$(20,376)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$39,379

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $18,026 and $48,820, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At February 29, 2012, the cost of investments for federal tax purposes was $9,923,039. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency rates and outstanding foreign currency commitments was $789,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,103,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $314,651.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restriction on disposition, the moment of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

4

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,478,715	$ —	$ —	$4,478,715
International	6,232,120[1]	—	—	6,232,120
Mutual Fund	1,443	—	—	1,443
TOTAL SECURITIES	$10,712,278	$ —	$ —	$10,712,278
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$39,379	$ —	$39,379
1	Includes $3,932,334 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

5

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
CAD	— Canadian Dollars
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

6

Federated InterContinental Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares or Principal Amount		Value in U.S. Dollars
	COMMON STOCKS – 97.3%
	Brazil – 9.3%
347,000	Banco Do Brasil SA	5,587,160
250,000	BM&F Bovespa SA	1,691,658
86,000	BRF-Brasil Foods SA, ADR	1,798,260
60,000	CIELO SA	2,137,604
107,000	Companhia de Bebidas das Americas (AmBev), ADR	4,281,070
93,000	Companhia Energetica de Minas Gerais, ADR	2,123,190
192,000	Companhia Siderurgica Nacional SA, ADR	1,962,240
112,000	Embraer — Empresa Brasileira de Aeronautica SA, ADR	3,366,720
140,000	Itau Unibanco Holding SA, ADR	2,947,000
160,000	Petroleo Brasileiro SA, ADR	4,558,400
150,000	Porto Seguro SA	1,878,003
167,000	Raia Drogasil SA	1,625,995
320,000	Marcopolo SA	1,608,153
300,000	Randon Participacoes SA	1,898,966
82,000	Tim Participacoes SA, ADR	2,464,100
160,000	Tractebel Energia SA	2,830,572
461,000	Vale SA, ADR	11,331,380
	TOTAL	54,090,471
	Germany – 20.9%
105,600	Allianz SE	12,807,120
35,000	Aurubis AG	2,084,621
169,000	BASF SE	14,837,992
39,000	Bayer AG	2,883,770
71,000	Bayerische Motoren Werke AG	6,567,628
52,500	Continental AG	4,779,404
211,500	Daimler AG	12,791,498
137,000	Deutsche Lufthansa AG	1,901,916
215,000	Deutsche Telekom AG, Class REG	2,509,260
317,500	Deutsche Wohnen AG	4,218,641
15,437	Fresenius SE & Co KGaA	1,595,981
88,000	Hannover Rueckversicherung AG	4,884,916
112,000	Leoni AG	5,616,563
38,800	MAN SE	4,471,475
52,700	MTU Aero Engines GmbH	4,014,041
73,900	Muenchener Rueckversicherungs-Gesellschaft AG	10,776,140
46,000	RWE AG	2,095,979
185,100	Siemens AG	18,461,171
148,000	Suedzucker AG	4,287,698
	TOTAL	121,585,814
	Indonesia – 7.6%
50,000,000	Alam Sutera Realty Tbk PT	3,159,645
5,000,000	Charoen Pokphand Foods PCL	1,482,816
4,600,000	Perusahaan Gas Negara PT	1,912,417
1,063,000	PT Astra International	8,349,618
3,400,000	PT Bank Mandiri	2,431,264

Shares or Principal Amount			Value in U.S. Dollars
3,662,838		PT Bank Negara Indonesia	1,532,950
8,100,000		PT Bank Rakyat Indonesia	6,196,231
8,250,000		PT Indofood Sukses Makmur	4,664,634
1,200,000		PT Tambang Batubara Bukit Asam Tbk	2,760,532
1,610,000		PT Unilever Indonesia Tbk	3,435,976
1,653,939		PT United Tractors	5,317,542
7,750,000		Vale Indonesia Tbk PT	3,114,606
		TOTAL	44,358,231
		Japan – 8.2%
1,115,000		Asahi Kasei Corp.	7,063,907
30,000		Astellas Pharma, Inc.	1,232,624
125,000		Chugai Pharmaceutical Co. Ltd.	2,045,147
400,000		Daiichi Sankyo Co. Ltd.	7,346,537
450,000		Gunze Ltd.	1,395,006
300		Japan Tobacco, Inc.	1,594,292
780,000		Kaneka Corp.	4,480,994
350,000		Mitsubishi Chemical Holdings Corp.	2,015,008
2,000,000		Nippon Steel Co.	5,757,166
35,000		Nitto Denko Corp.	1,438,061
110,000		Shionogi and Co.	1,522,327
115,000		Shiseido Co., Ltd.	1,996,125
470,000		Sumitomo Electric Industries	6,111,330
200,000		Taiyo Nippon Sanso Corp.	1,321,196
61,000		Takeda Pharmaceutical Co. Ltd.	2,753,967
		TOTAL	48,073,687
		Mexico – 11.1%
545,000		Alfa, SA de C.V., Class A	7,297,819
503,000		America Movil SAB de C.V., Class L, ADR	12,041,820
116,000		Fomento Economico Mexicano, SA de C.V., ADR	8,537,600
39,900		Grupo Aeroportuario del Sureste SAB de C.V., Class B, ADR	2,746,317
1,920,000		Grupo Financiero Banorte SA de C.V.	7,774,974
285,000		Grupo Modelo SA de C.V., Class C	1,863,202
129,000		Grupo Televisa SA, GDR	2,751,570
124,000	[1]	Industrias Penoles SA	6,112,513
2,706,940		Nuevo Grupo Mexico SA, Class B	8,526,907
2,270,000		Wal-Mart de Mexico SAB de C.V.	7,065,687
		TOTAL	64,718,409
		Norway – 14.9%
35,000		Aurubis AG	1,496,583
609,277		DnB ASA	7,821,166
221,098		Fred Olsen Energy ASA	9,295,815
250,000		Gjensidige Forsikring ASA	2,992,271
218,000		Seadrill Ltd.	9,036,855
860,000		Songa Offshore ASA	3,523,455
645,943		Statoil ASA	18,490,514
440,000	[1]	Statoil Fuel & Retail ASA	2,873,296
309,390		Subsea 7 SA	7,433,906

Shares or Principal Amount			Value in U.S. Dollars
326,100		Telenor ASA	6,026,788
148,658		TGS Nopec Geophysical Co. ASA	4,295,321
279,500		Yara International ASA	13,706,471
		TOTAL	86,992,441
		South Korea – 12.1%
6,100		CJ CheilJedang Corp.	1,753,022
6,700		Hyundai Heavy	2,033,252
63,500		Hyundai Motor Co.	12,260,386
171,000		Kia Motors Corp.	10,806,677
9,129		L.G. Chemical Ltd.	3,251,833
19,000		Mando Corp.	2,853,248
18,750		Samsung Electronics Co.	20,212,742
14,400		Samsung Engineering Co. Ltd.	3,044,180
115,000		Samsung Heavy Industries	4,188,920
30,600		Samsung SDI Co. Ltd.	3,774,654
21,600		SK Innovation Co. Ltd.	3,581,577
73,700		Woongjin Coway Co. Ltd.	2,473,740
		TOTAL	70,234,231
		United Kingdom – 13.2%
220,500		AstraZeneca PLC, ADR	9,898,245
180,000		BHP Billiton PLC	5,834,580
559,597		British Sky Broadcasting Group PLC	6,032,284
81,000		BT Group PLC, ADR	2,765,340
140,715		Burberry Group PLC	3,159,790
40,000		Diageo PLC, ADR	3,822,400
1,228,823		HSBC Holdings PLC	10,855,665
1,050,000		Kingfisher PLC	4,745,658
219,006		Rio Tinto PLC, ADR	12,468,012
2,379		Royal Dutch Shell PLC, Class A, ADR	173,881
127,500		Royal Dutch Shell PLC, Class B, ADR	9,470,700
50,000		Shire Ltd.	1,747,756
700,000		William Morrison Supermarkets	3,228,339
65,000		Wolseley PLC	2,519,011
		TOTAL	76,721,661
		TOTAL COMMON STOCKS (IDENTIFIED COST $476,922,736)	566,774,945
		U.S. TREASURY – 0.1%
$800,000	[2,3]	United States Treasury Bill, 0.083%, 5/24/2012 (IDENTIFIED COST $799,846)	799,850
		MUTUAL FUND – 2.6%
14,916,151	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	14,916,151
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $492,638,733)[6]	582,490,946
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[7]	254,748
		TOTAL NET ASSETS — 100%	$582,745,694

At February 29, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] DAX Index Long Futures	45	$10,273,805	March 2012	$(19,835)

The average notional amount of long futures contracts held by the Fund throughout the period was $3,487,924. This is based on amounts held as of each month-end throughout the fiscal period.

At February 29, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/9/2012	13,801,790 GBP	$21,404,092	$551,640
3/9/2012	7,460,079 CAD	$7,451,137	$86,931
3/9/2012	3,136,960 CAD	$3,129,481	$40,274
3/9/2012	7,502,961 CAD	$7,485,072	$96,327
3/9/2012	16,800,300 CAD	$16,426,595	$549,340
3/9/2012	5,485,807 CAD	$5,377,715	$165,442
3/9/2012	5,117,257 CAD	$5,028,010	$142,744
3/9/2012	58,757,200 NOK	$10,548,680	$(40,577)
3/9/2012	41,830,900 NZD	$31,722,463	$3,161,217
5/2/2012	38,570,728 SEK	$5,839,242	$(24,760)
Contracts Sold:
3/9/2012	3,361,700 GBP	$5,156,058	$(191,696)
3/9/2012	843,613,596 JPY	$10,997,440	$618,817
3/9/2012	63,100,000 NOK	$10,409,965	$(874,801)
3/9/2012	94,801,284 NOK	$16,339,978	$(614,227)
4/17/2012	32,378,800 EUR	$41,523,544	$(1,623,797)
5/5/2012	6,695,544 NOK	$1,197,403	$2,925
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$2,045,799

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,426,759 and $4,455,984, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At February 29, 2012, the cost of investments for federal tax purposes was $492,638,733. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $89,852,213. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,394,992 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,542,779.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$566,774,945[1]	$ —	$ —	$566,774,945
Debt Securities:
U.S. Treasury	—	799,850	—	799,850
Mutual Fund	14,916,151	—	—	14,916,151
TOTAL SECURITIES	$581,691,096	$799,850	$ —	$582,490,946
OTHER FINANCIAL INSTRUMENTS[2]	$(19,835)	$2,045,799	$ —	$2,025,964
1	Includes $384,152,755 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
CAD	— Canadian Dollars
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Federated International Strategic Value Dividend Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 97.4%
	Banks – 11.0%
94,500	Australia & New Zealand Banking Group, Melbourne	2,224,567
39,100	Bank of Montreal	2,295,142
22,700	Canadian Imperial Bank of Commerce	1,759,425
111,000	DBS Group Holdings Ltd.	1,260,304
132,000	Hang Seng Bank Ltd.	1,849,926
101,000	National Australia Bank Ltd., Melbourne	2,563,886
86,000	Westpac Banking Corp. Ltd., Sydney	1,927,631
	TOTAL	13,880,881
	Energy – 13.3%
82,400	Crescent Point Energy Corp.	3,901,602
94,100	ENI SpA	2,170,150
68,280	Repsol YPF SA	1,780,276
86,583	Royal Dutch Shell PLC, Class A	3,149,512
78,205	Statoil ASA	2,238,666
63,112	Total SA	3,530,700
	TOTAL	16,770,906
	Food & Staples Retailing – 2.0%
93,100	Woolworth's Ltd.	2,527,091
	Food Beverage & Tobacco – 13.6%
69,615	British American Tobacco PLC	3,518,516
78,700	Companhia de Bebidas das Americas (AmBev), ADR	3,148,787
47,211	Diageo PLC	1,129,239
73,655	Imperial Tobacco Group PLC	2,918,874
62,700	Nestle SA	3,832,552
80,649	Unilever PLC	2,605,844
	TOTAL	17,153,812
	Health Care Equipment & Services – 1.7%
169,060	Sonic Healthcare Ltd.	2,182,963
	Household & Personal Products – 1.3%
306,000	Kimberly-Clark de Mexico	1,705,243
	Insurance – 4.0%
8,575	Muenchener Rueckversicherungs-Gesellschaft AG	1,250,411
1,503,700	Royal & Sun Alliance Insurance Group PLC	2,614,694
4,500	Zurich Financial Services AG	1,133,083
	TOTAL	4,998,188
	Media – 1.6%
98,200	Shaw Communications, Inc., Class B	2,015,708
	Pharmaceuticals Biotechnology & Life Sciences – 16.9%
75,327	AstraZeneca PLC	3,364,418
24,500	Eisai Co. Ltd.	991,573
156,643	GlaxoSmithKline PLC	3,456,423
81,600	Novartis AG	4,445,743
19,600	Roche Holding AG	3,412,181
34,653	Sanofi — Aventis	2,562,802
67,100	Takeda Pharmaceutical Co. Ltd.	3,029,364
	TOTAL	21,262,504
1

Shares			Value in U.S. Dollars
		Telecommunication Services – 19.1%
406,854		Chunghwa Telecom Co. Ltd.	1,251,177
309,002		Deutsche Telekom AG, Class REG	3,606,354
131,342		Koninklijke KPN NV	1,423,522
87,100		Rogers Communications, Inc., Class B	3,338,929
1,064,385		Singapore Telecom Ltd.	2,697,877
5,470		Swisscom AG	2,179,052
99,950		Telef Brasil, ADR	2,941,529
74,735		Telefonica SA	1,275,487
798,515		Telstra Corp. Ltd.	2,826,026
119,066		Vivendi SA	2,557,148
		TOTAL	24,097,101
		Utilities – 12.9%
143,100		Companhia Energetica de Minas Gerais, ADR	3,266,973
73,500		CPFL Energia SA, ADR	2,382,135
274,167		National Grid PLC	2,798,023
239,200		Scottish & Southern Energy PLC	4,908,970
295,270		United Utilities Group PLC	2,872,468
		TOTAL	16,228,569
		TOTAL COMMON STOCKS (IDENTIFIED COST $116,476,691)	122,822,966
		MUTUAL FUND – 2.9%
3,651,109	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	3,651,109
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $120,127,800)[3]	126,474,075
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[4]	(308,534)
		TOTAL NET ASSETS — 100%	$126,165,541
1	Affiliated holding.
2	7-Day net yield.
3	At February 29, 2012, the cost of investments for federal tax purposes was $120,127,800. The net unrealized appreciation from investments was $6,346,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,606,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,259,818.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price valuations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

2

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$122,822,966[1]	$ —	$ —	$122,822,966
Mutual Fund	3,651,109	—	—	3,651,109
TOTAL SECURITIES	$126,474,075	$ —	$ —	$126,474,075
1	Includes $61,233,823 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012